Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2024
Income tax and contribution [Abstract]
Schedule of breakdown of expense	Breakdown of expense

	December 31, 2024	December 31, 2023	December 31, 2022
Current income tax and social contribution	(63,725)	(78,999)	(35,806)
Deferred income tax and social contribution	(4,297)	(12,866)	(9,104)
Income tax and social contribution expense	(68,022)	(91,865)	(44,910)

Schedule of reconciliation of income tax and social contribution expenses	Reconciliation of income tax and social contribution expenses

	December 31, 2024	December 31, 2023	December 31, 2022
Income before income tax and social contribution	126,781	109,041	232,785
Tax calculated based on current rates - 34%	(43,106)	(37,074)	(79,147)

Reconciliation:
Equity in net income of subsidiaries	—	—	10,671
Recognition of deferred tax loss asset	10,091	—	(16,434)
Permanent difference adjustments in other jurisdictions	27,406	(45,742)	18,212
Adjustment in Tax regime Differences	(13,508)	(25,414)	(13,115)
Other adjustments in temporary and permanent differences	(48,905)	16,365	34,903
Income tax and social contribution	(68,022)	(91,865)	(44,910)

Schedule of realization of deferred income tax and social contribution

	December 31, 2024	December 31, 2023	December 31, 2022
Tax bases - Assets
Tax loss and negative basis	46,298	12,245	25,304
Temporary differences in another jurisdiction	82,819	72,460	25,770
Provisions - temporary differences	(5,491)	—	23,692
	123,626	84,705	74,766

Income tax - 25%	30,907	21,177	18,692
Social contribution - 9%	11,126	7,623	6,728
Income tax and social contribution - assets	42,033	28,800	25,420

	December 31, 2024	December 31, 2023	December 31, 2022
Tax bases - Liabilities
Provisions - temporary differences	(232,119)	(163,257)	(124,671)
Temporary differences in another jurisdiction	(477,287)	(389,047)	(436,602)
	(709,406)	(552,304)	(561,273)

Income tax – 25%	(177,350)	(138,077)	(140,318)
Social contribution - 9%	(63,848)	(49,707)	(50,515)
Income tax and social contribution - liabilities	(241,198)	(187,784)	(190,833)

Schedule of changes in deferred income tax and social contribution	Changes in deferred income tax and social contribution

	December 31, 2024	December 31, 2023	December 31, 2022
Changes
Opening balance - assets, net of liabilities	(158,984)	(165,413)	(24,417)
Realization to statement of income	(4,297)	(12,866)	(9,104)
Other changes	(35,884)	19,295	(131,892)
Closing balance - assets, net of liabilities	(199,165)	(158,984)	(165,413)

Schedule of realization of deferred income tax and social contribution	Realization of deferred income tax and social contribution

Realization per annum	December 31, 2024	December 31, 2023	December 31, 2022
2024	—	5,760	6,355
2025	8,407	5,760	6,355
2026	8,407	5,760	6,355
2027	8,407	5,760	6,355
2028	8,407	5,760	—
More 2029	8,405	—	—
	42,033	28,800	25,420